Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Segment information

19. Segment information

The Group uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Although the CODM reviews results analyzed by the type of services the Group provides, this analysis is only presented at the revenue level with no allocation of direct and indirect costs. The Group carries out all its business activities and operations in Hong Kong. All transactions are concluded and completed in Hong Kong with similar terms and conditions. Internally, the Group reports costs and expenses at a consolidated level for management decision-making and assessment. Additionally, while the Group has a planned business activities in the PRC, these activities have not commenced and are not reviewed by the CODM as a separate business unit for purposes of assessing performance or allocating resources. Consequently, these planned activities is not considered as a separate operating segment under ASC 280. Based on management’s assessment, the Group determines that it has only one operating segment and therefore one reportable segment as defined by ASC 280.

Furthermore, as all of the Company’s revenue and all operations are carried out in Hong Kong with no material long-lived assets held outside Hong Kong, no separate geographical segment or entity-wide geographical disclosures are presented.

The CODM of the Group primarily utilizes the net income to monitor budget-to-actual performance and to assess the adequacy of capital resources for marketing and development. The following table presents the significant revenue and expense categories in the Group’s single operating segment:

	For the Years Ended March 31,
	2026	2025	2024
Revenue	$7,278,837	$5,466,243	$1,408,469
Expenses	(21,139,849)	(9,740,651)	(5,984,588)
Income tax benefits (expenses)	22,785	(43,234)	(13,359)
Net loss of single operating segment	$(13,838,227)	$(4,317,642)	$(4,589,478)